Capital Stock - Restricted Share Unit Activity (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 02, 2013 Y	Mar. 03, 2012	Feb. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	8,595	2,703	1,449
Granted during the period, Number	11,189	7,093	1,532
Vested during the period, Number	(2,697)	(359)	(177)
Cancelled during the period, Number	(1,902)	(842)	(101)
Ending balance	15,185	8,595	2,703
Beginning balance, Weighted-Average Grant Date Fair Value	$ 31.96	$ 57.40	$ 66.09
Granted during the period, Weighted Average Grant Date Fair Value	$ 7.94	$ 25.33	$ 50.45
Vested during the period, Weighted-Average Grant Date Fair Value	$ 38.96	$ 60.42	$ 67.64
Cancelled during the period, Weighted-Average Grant Date Fair Value	$ 25.46	$ 45.73	$ 58.34
Ending balance, Weighted-Average Grant Date Fair Value	$ 13.83	$ 31.96	$ 57.40
Average Remaining Contractual Life in Years	1.59
Aggregate Intrinsic Value	$ 201